Financial Instruments and Risk Management (Market risk - Sensitivity Analysis Non-derivative Financial Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Euro/U.S Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (64)	$ (9)
U.S Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)	3
U.S Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	92	92
U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(12)	(4)
U.S Dollar/Turkey Lira [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (1)	$ (1)